CREDIT AND LOANS FROM BANKS (Narrative) (Details) $ in Thousands, € in Millions, ₪ in Millions		1 Months Ended				12 Months Ended
	Dec. 02, 2022 EUR (€)	Jul. 31, 2023 USD ($)	May 31, 2023 ILS (₪)	May 31, 2020 ILS (₪)	Feb. 29, 2020 EUR (€)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 USD ($)	Dec. 02, 2022 USD ($)	May 31, 2020 USD ($)	Feb. 29, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Loans received	€ 6.5				€ 3.5				$ 6,850,000		$ 3,800
Borrowings, maturity	equal 25 instalments				24 equal monthly instalments beginning in February 2021
Short term credit facility | Israel bank
Disclosure of detailed information about borrowings [line items]
Borrowings			₪ 17.0			₪ 54.0	$ 15,000
Outstanding short term credit facility						₪ 42.0	11,000
Borrowings, interest rate basis			bears a prime based variable interest rate			bears a prime based variable interest rate
Short term credit facility | Israel bank | Owned subsidiary
Disclosure of detailed information about borrowings [line items]
Borrowings						₪ 7.2	$ 2,000
Borrowings, interest rate basis						The short-term loan bears a foreign exchange market variable interest rate
Short term credit facility one | Israel bank
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 9,750						$ 17,000
Additional loan amount		$ 30,000
Borrowings, interest rate basis		bears a prime based variable interest rate
Long term bank loan
Disclosure of detailed information about borrowings [line items]
Secured bank loans received				₪ 15.0						$ 4,250
Borrowings, interest rate basis				Prime + 1.5%
Borrowings, maturity				48 monthly installments